Financial assets and liabilities at fair value - Financial assets and liabilities at fair value in level 3 (Details) - SEK (kr) kr in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	kr 263,961
Financial assets at end of period	296,905	kr 263,961
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	(244,309)
Financial liabilities at end of period	(280,170)	(244,309)
Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(43,841)	(50,364)
Purchases	(8,526)	(19,074)
Settlements & sales	5,499	20,035
Gains (+) and losses (-) through profit or loss	167	(164)
Gains (+) and losses (-) in Other comprehensive income	205
Exchange-rate differences assets and liabilities	(3,321)	5,726
Financial assets and liabilities at fair value, at the end of period	(49,817)	(43,841)
Gains (losses) recognised in profit or loss attributable to change in unrealised gains or losses for assets and liabilities held at end of period, fair value measurement	155	(768)
Other interest-bearing securities except loans | Level 3
Reconciliation of changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	0	257
Settlements & sales		(250)
Gains (+) and losses (-) through profit or loss		(6)
Exchange-rate differences		(1)
Financial assets at end of period		0
Debt securities issued | Level 3
Reconciliation of changes in fair value measurement, liabilities [abstract]
Financial liabilities at beginning of period	(42,995)	(48,217)
Purchases liabilities	(8,520)	(19,077)
Settlements & sales	5,513	24,627
Gains (+) and losses (-) through profit or loss	2,550	1,044
Gains (+) and losses (-) in Other comprehensive income	205
Exchange-rate differences	(2,690)	(1,372)
Financial liabilities at end of period	(45,937)	(42,995)
Derivatives | Level 3
Financial assets and liabilities at fair value in level 3
Financial assets and liabilities at fair value, at the beginning of period	(846)	(2,404)
Purchases	(6)	3
Settlements & sales	(14)	(4,342)
Gains (+) and losses (-) through profit or loss	(2,383)	(1,202)
Exchange-rate differences assets and liabilities	(631)	7,099
Financial assets and liabilities at fair value, at the end of period	kr (3,880)	kr (846)